Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value - beginning of year	$ 92,463	$ 0
Fair value on acquisition	(19,807)	567,885
Change in fair value	(72,656)	(475,422)
Fair value - end of year	$ 0	$ 92,463